Supplementary Information to the Statements of Comprehensive Profit or Loss ( Schedule of Cost of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Salary and benefits	$ 1,691	$ 2,003	$ 2,320
Subcontractors	8,138	7,904	8,747
Cost of revenues from development services	$ 9,829	$ 9,907	$ 11,067